Other income	12 Months Ended
Mar. 31, 2023
Other Income Expense [Abstract]
Other income
34.
Other income

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Government grant
- generation based incentive	1,846	2,029	1,990	24
- viability gap funding	32	32	11	0
Compensation for loss of revenue	431	1,461	806	10
Gain on sale of property, plant and equipment	0	10	5	0
Insurance claim	63	265	470	6
Gain on derivative instruments designated as cash flow hedge (net)	16	29	—	—
Gain on disposal of subsidiaries (net) (refer Note 40)	—	214	—	—
Excess provisions written back	—	611	707	9
Commission on financial guarantee contracts (refer Note 46)	—	78	—	—
Miscellaneous income	455	389	478	6
Fair value gain on investment	27	—	—	—
Fair value change of mutual fund (including realised gain)	—	21	114	1
Total	2,870	5,139	4,581	56